Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 359,188	$ (41,455)	$ 190,380
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
(Losses) gains on cash flow hedges, net of tax benefit of $2.8 million in 2020, tax expense of $0 in 2019 and tax expense of $2.8 million in 2018	(8,536)	11,547	8,526
Reclassification adjustments on cash flow hedges, net of tax expense of $4.7 million in 2020, tax expense of $0 in 2019 and tax benefit of $2.4 million in 2018	13,999	(3,888)	(7,331)
Cash flow hedges, net of tax	5,463	7,659	1,195
Net investment hedge	(26,442)	5,505	13,839
Gain on pension, net of tax expense of $0 in 2020, tax expense of $0.4 million in 2019 and tax benefit of $0.6 million in 2018	(38)	(437)	754
Foreign currency translation adjustments, net of tax expense of $0.9 million in 2020, tax benefit of $0.5 million in 2019 and tax benefit of $1.4 million in 2018	86,814	(11,702)	(106,615)
Total other comprehensive income (loss)	65,797	1,025	(90,827)
Comprehensive income (loss)	$ 424,985	$ (40,430)	$ 99,553